Cover Page Document	Feb. 07, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 07, 2022
Entity Registrant Name	BANC OF CALIFORNIA, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35522
Entity Tax Identification Number	04-3639825
Entity Address, Address Line One	3 MacArthur Place
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707
City Area Code	855
Local Phone Number	361-2262
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001169770
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BANC
Security Exchange Name	NYSE
Series E Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing a 1/40th interest in a share of 7.00% Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	BANC PRE
Security Exchange Name	NYSE